January 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock FundsSM
• iShares U.S. Securitized Bond Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
January 31, 2025
iShares U.S. Securitized Bond Index Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
Ally Auto Receivables Trust, Series 2024-2, Class A3, 4.14%, 07/16/29	$600	$ 596,230
American Express Credit Account Master Trust
Series 2023-3, Class A, 5.23%, 09/15/28	4,402	4,456,790
Series 2024-2, Class A, 5.24%, 04/15/31	3,000	3,071,481
Series 2024-3, Class A, 4.65%, 07/15/29	2,770	2,779,139
Americredit Automobile Receivables Trust, Series 2023-1, Class A3, 5.62%, 11/18/27	1,685	1,695,797
CarMax Auto Owner Trust, Series 2024-4, Class A4, 4.64%, 04/15/30	860	857,896
Carvana Auto Receivables Trust, Series 2024-P3, Class A3, 4.26%, 10/10/29	940	933,912
Chase Issuance Trust
Series 2023-A1, Class A, 5.16%, 09/15/28	6,913	6,988,002
Series 2024-A1I, Class A, 4.60%, 01/16/29	1,520	1,523,507
Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.15%, 06/15/39	500	541,157
CNH Equipment Trust, Series 2024-B, Class A3, 5.19%, 09/17/29	1,600	1,619,778
Exeter Automobile Receivables Trust
Series 2024-2A, Class B, 5.61%, 04/17/28	2,500	2,513,308
Series 2024-2A, Class C, 5.74%, 05/15/29	3,000	3,037,607
Series 2024-2A, Class D, 5.92%, 02/15/30	2,000	2,030,417
Ford Credit Auto Owner Trust
Series 2022-C, Class A4, 4.59%, 12/15/27	4,000	4,002,372
Series 2024-A, Class A3, 5.09%, 12/15/28	7,350	7,414,377
Series 2024-C, Class A3, 4.07%, 07/15/29	3,000	2,972,236
GM Financial Consumer Automobile Receivables Trust
Series 2024-1, Class B, 5.16%, 08/16/29	1,000	1,007,905
Series 2024-2, Class A3, 5.10%, 03/16/29	2,938	2,963,522
Series 2024-2, Class B, 5.28%, 10/16/29	850	859,432
Series 2024-4, Class A3, 4.40%, 08/16/29	1,000	996,570
Honda Auto Receivables Owner Trust, Series 2024-3, Class A3, 4.57%, 03/21/29	5,000	5,003,915
Hyundai Auto Receivables Trust
Series 2022-B, Class A3, 3.72%, 11/16/26	274	273,437
Series 2022-B, Class A4, 3.80%, 08/15/28	450	446,424
Series 2024-A, Class A3, 4.99%, 02/15/29	4,000	4,030,171
John Deere Owner Trust
Series 2024-A, Class A3, 4.96%, 11/15/28	650	654,425
Series 2024-A, Class A4, 4.91%, 02/18/31	610	613,993
Nissan Auto Receivables Owner Trust, Series 2024-A, Class A3, 5.28%, 12/15/28	2,250	2,274,818
PG&E Wildfire Recovery Funding LLC, Series 2022-1, Class A4, 4.45%, 12/01/49	3,000	2,573,718
Synchrony Card Funding LLC, Series 2024-A1, Class A, 5.04%, 03/15/30	1,740	1,753,678
Toyota Auto Receivables Owner Trust, Series 2024-A, Class A3, 4.83%, 10/16/28	2,000	2,008,240
Verizon Master Trust, Series 2024-3, Class A1A, 5.34%, 04/22/30	7,000	7,108,519
Virginia Power Fuel Securitization LLC, Series 2020- 24, Class A2, 4.88%, 05/01/33	2,000	2,000,591
Volkswagen Auto Lease Trust, Series 2024-A, Class A3, 5.21%, 06/21/27	4,430	4,471,240
Security	Par (000)	Value
Asset-Backed Securities (continued)
WF Card Issuance Trust, Series 2024-A2, Class A, 4.29%, 10/15/29	$2,200	$ 2,187,702
World Omni Auto Receivables Trust, Series 2022-A, Class A4, 1.90%, 03/15/28	1,000	972,811
Total Asset-Backed Securities — 1.7% (Cost: $88,816,336)		89,235,117
Corporate Bonds
Electric Utilities — 0.1%
PG&E Recovery Funding LLC
Series 2024-1, Class A3, 5.53%, 06/01/51	900	882,194
Series 2024-A, Class A2, 5.23%, 06/01/42	1,000	985,688
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 06/01/38	1,000	929,531
Series A-3, 4.38%, 06/03/41	1,000	905,038
Series A-3, 5.08%, 06/01/43	500	479,627
Total Corporate Bonds — 0.1% (Cost: $4,353,328)		4,182,078
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 2.7%
Bank
Series 2018-BN11, Class B, 4.34%, 03/15/61(a)	500	480,160
Series 2019-BN16, Class C, 4.79%, 02/15/52(a)	1,000	887,280
Series 2019-BN18, Class A4, 3.58%, 05/15/62	1,659	1,528,191
Series 2019-BN21, Class A5, 2.85%, 10/17/52	4,564	4,123,492
Series 2020-BN25, Class C, 3.35%, 01/15/63(a)	200	169,987
Series 2020-BN27, Class A5, 2.14%, 04/15/63	4,515	3,852,776
Series 2024-5YR7, Class A3, 5.77%, 06/15/57	2,860	2,937,271
Series 2024-5YR7, Class AS, 6.49%, 06/15/57(a)	1,180	1,228,663
Series 2024-5YR7, Class B, 6.94%, 06/15/57	1,150	1,203,312
Barclays Commercial Mortgage
5.83%, 11/15/57(a)	250	255,837
6.13%, 11/15/57	400	411,858
BBCMS Mortgage Trust
Series 2017-C1, Class A4, 3.67%, 02/15/50	908	884,631
Series 2018-C2, Class A4, 4.05%, 12/15/51	500	485,171
Series 2020-C7, Class A5, 2.04%, 04/15/53	5,536	4,766,889
Series 2021-C12, Class A5, 2.69%, 11/15/54	1,171	1,006,088
Series 2022-C16, Class A5, 4.60%, 06/15/55(a)	3,000	2,889,104
Series 2022-C18, Class C, 6.15%, 12/15/55(a)	300	301,767
Series 2024-5C25, Class AS, 6.36%, 03/15/57(a)	410	423,567
BBCMS Trust, Series 2021-C10, Class A5, 2.49%, 07/15/54	7,713	6,696,021
Benchmark Mortgage Trust
Series 2018-B5, Class A4, 4.21%, 07/15/51	2,489	2,418,700
Series 2019-B10, Class A4, 3.72%, 03/15/62	2,654	2,520,033
Series 2019-B11, Class A4, 3.28%, 05/15/52	3,319	3,091,108
Series 2019-B13, Class A4, 2.95%, 08/15/57	7,093	6,467,990
Series 2019-B9, Class A5, 4.02%, 03/15/52	2,489	2,374,606
Series 2020-B19, Class B, 2.35%, 09/15/53	937	707,129
Series 2020-B21, Class A4, 1.70%, 12/17/53	2,988	2,519,724
Series 2020-B21, Class A5, 1.98%, 12/17/53	1,990	1,667,443
Series 2021-B28, Class A5, 2.22%, 08/15/54	7,100	5,931,302
Series 2021-B29, Class A5, 2.39%, 09/15/54	2,763	2,331,237
Series 2024-V6, Class A3, 5.93%, 03/15/57	2,000	2,060,227
Series 2024-V6, Class AS, 6.38%, 03/15/57	920	951,312
Series 2024-V6, Class B, 6.79%, 03/15/57	780	812,170
Series 2024-V6, Class C, 6.67%, 03/15/57	440	452,539

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares U.S. Securitized Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Benchmark Mortgage Trust (continued)
Series 2024-V7, Class A2, 5.77%, 05/15/56	$1,000	$ 1,022,943
Series 2024-V8, Class B, 6.95%, 07/15/57(a)	500	528,740
BMO Mortgage Trust
5.86%, 02/15/57	1,400	1,441,222
Series 2024-5C3, Class AS, 6.29%, 02/15/57(a)	1,000	1,028,938
Series 2024-5C6, Class AS, 5.75%, 09/15/57(a)	500	506,443
Series 2024-5C8, Class C, 5.74%, 12/15/57(a)	500	494,029
Series 2024-C8, Class A5, 5.60%, 03/15/57(a)	2,720	2,792,780
Series 2024-C8, Class AS, 5.91%, 03/15/57(a)	4,250	4,350,010
Series 2024-C8, Class B, 6.14%, 03/15/57(a)	1,470	1,512,909
Series 2024-C8, Class C, 6.23%, 03/15/57(a)	250	245,903
Citigroup Commercial Mortgage Trust
Series 2016-GC37, Class A4, 3.31%, 04/10/49	2,903	2,854,069
Series 2016-P5, Class A4, 2.94%, 10/10/49	829	794,382
Series 2017-C4, Class A4, 3.47%, 10/12/50	7,905	7,601,261
Series 2017-P7, Class A4, 3.71%, 04/14/50	1,866	1,800,552
Series 2019-C7, Class C, 3.93%, 12/15/72(a)	1,000	877,243
CSAIL Commercial Mortgage Trust
Series 2016-C7, Class A5, 3.50%, 11/15/49	3,984	3,879,200
Series 2018-CX11, Class A5, 4.03%, 04/15/51(a)	3,319	3,232,085
Series 2020-C19, Class A3, 2.56%, 03/15/53	1,000	873,876
DBJPM Mortgage Trust
Series 2016-C3, Class A5, 2.89%, 08/10/49	6,225	6,021,948
Series 2017-C6, Class AM, 3.56%, 06/10/50(a)	1,500	1,406,553
GS Mortgage Securities Trust
Series 2018-GS10, Class A5, 4.16%, 07/10/51(a)	2,489	2,399,057
Series 2019-GC38, Class A3, 3.70%, 02/10/52	1,000	956,922
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP7, Class A5, 3.45%, 09/15/50	2,903	2,787,947
Series 2019-COR4, Class A5, 4.03%, 03/10/52	1,000	952,344
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.41%, 10/15/50	4,979	4,762,389
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C28, Class A4, 3.54%, 01/15/49	5,621	5,525,353
Morgan Stanley Capital I Trust
Series 2018-H3, Class A4, 3.91%, 07/15/51	2,489	2,407,629
Series 2019-H6, Class A4, 3.42%, 06/15/52	488	454,620
Series 2019-L3, Class AS, 3.49%, 11/15/52	628	570,866
Series 2021-L6, Class AS, 2.75%, 06/15/54(a)	1,634	1,394,001
Wells Fargo Commercial Mortgage Trust
Series 2018-C43, Class AS, 4.15%, 03/15/51(a)	750	721,896
Series 2018-C43, Class ASB, 3.95%, 03/15/51(a)	613	603,920
Series 2018-C44, Class ASB, 4.17%, 05/15/51	661	654,497
Series 2018-C47, Class AS, 4.67%, 09/15/61(a)	2,000	1,934,857
Series 2019-C49, Class A5, 4.02%, 03/15/52	3,195	3,078,841
Series 2020-C56, Class A5, 2.45%, 06/15/53	2,580	2,270,003
Series 2020-C58, Class A4, 2.09%, 07/15/53	2,349	1,986,370
Series 2021-C59, Class ASB, 2.30%, 04/15/54	830	770,273
Series 2021-C61, Class C, 3.31%, 11/15/54	500	404,390
Total Non-Agency Mortgage-Backed Securities — 2.7% (Cost: $156,097,548)		146,738,846
U.S. Government Sponsored Agency Securities
Commercial Mortgage-Backed Securities — 2.8%
Fannie Mae-Aces
Series 2016-M5, Class A2, 2.47%, 04/25/26	4,202	4,107,613
Series 2016-M6, Class A2, 2.49%, 05/25/26	4,178	4,074,490
Series 2017-M12, Class A2, 3.06%, 06/25/27(a)	1,179	1,142,766
Series 2017-M15, Class A2, 2.96%, 09/25/27(a)	2,923	2,824,033
Series 2018-M12, Class A2, 3.63%, 08/25/30(a)	2,489	2,357,526
Security	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Fannie Mae-Aces (continued)
Series 2018-M3, Class A2, 3.06%, 02/25/30(a)	$6,335	$ 5,925,478
Series 2019-M22, Class A2, 2.52%, 08/25/29	3,667	3,371,512
Series 2020-M46, Class A2, 1.32%, 05/25/30	4,477	3,858,787
Series 2021-M13, Class A2, 1.60%, 04/25/31(a)	3,536	2,945,793
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	2,489	2,080,899
Freddie Mac
Series K071, Class A2, 3.29%, 11/25/27	10,000	9,668,001
Series K149, Class AM, 3.53%, 09/25/32	500	456,617
Series K-150, Class A2, 3.71%, 09/25/32(a)	2,000	1,857,082
Series K-157, Class A2, 4.20%, 05/25/33	1,000	955,331
Series K-158, Class A2, 4.05%, 07/25/33	1,500	1,416,415
Series K-160, Class A2, 4.50%, 08/25/33(a)	2,000	1,947,635
Series K-167, Class A2, 4.76%, 10/25/34(a)	3,600	3,557,074
Series K507, Class A2, 4.80%, 09/25/28(a)	2,000	2,008,302
Freddie Mac Multifamily Structured Pass Through Certificates
Series K063, Class A2, 3.43%, 01/25/27(a)	4,150	4,068,264
Series K066, Class A2, 3.12%, 06/25/27	2,903	2,815,331
Series K076, Class A2, 3.90%, 04/25/28	659	645,828
Series K081, Class A2, 3.90%, 08/25/28(a)	8,302	8,112,179
Series K088, Class A2, 3.69%, 01/25/29	413	399,355
Series K100, Class A2, 2.67%, 09/25/29	11,302	10,377,444
Series K101, Class A2, 2.52%, 10/25/29	4,690	4,272,912
Series K109, Class A2, 1.56%, 04/25/30	8,471	7,276,004
Series K110, Class A2, 1.48%, 04/25/30	2,190	1,876,257
Series K111, Class A2, 1.35%, 05/25/30	829	702,357
Series K120, Class A2, 1.50%, 10/25/30	2,000	1,680,656
Series K123, Class A2, 1.62%, 12/25/30	8,302	7,005,468
Series K126, Class A2, 2.07%, 01/25/31	9,074	7,843,145
Series K136, Class A2, 2.13%, 11/25/31	2,000	1,695,827
Series K143, Class A2, 2.35%, 03/25/32	3,425	2,923,226
Series K144, Class A2, 2.45%, 04/25/32	5,000	4,289,820
Series K146, Class A2, 2.92%, 06/25/32	2,000	1,767,494
Series K-151, Class A2, 3.80%, 10/25/32(a)	3,750	3,499,725
Series K-1521, Class A2, 2.18%, 08/25/36	3,967	3,010,587
Series K-154, Class A2, 4.35%, 01/25/33(a)	3,000	2,901,484
Series K-156, Class A2, 4.43%, 02/25/33(a)	2,500	2,430,443
Series K-159, Class A2, 4.50%, 07/25/33(a)	3,000	2,922,347
Series K739, Class A2, 1.34%, 09/25/27	3,000	2,787,712
Series K748, Class A2, 2.26%, 01/25/29(a)	10,000	9,161,636
Series K753, Class A2, 4.40%, 10/25/30	1,928	1,894,920
		150,915,775
Mortgage-Backed Securities — 93.6%
Fannie Mae Mortgage-Backed Securities
3.00%, 02/01/47	801	709,381
4.00%, 02/01/47 - 02/01/57	2,892	2,673,194
3.50%, 11/01/51	4,493	4,054,163
(12-mo. RFUCCT US + 1.53%), 6.98%, 05/01/43(a)	27	27,650
(12-mo. RFUCCT US + 1.54%), 7.01%, 06/01/43(a)	38	38,470
(12-mo. RFUCCT US + 1.70%), 7.50%, 08/01/42(a)	11	10,902
(12-mo. RFUCCT US + 1.75%), 7.53%, 08/01/41(a)	2	2,156
(12-mo. RFUCCT US + 1.83%), 6.76%, 11/01/40(a)	1	1,479
Freddie Mac Mortgage-Backed Securities
3.00%, 03/01/27 - 10/01/47	30,410	26,927,884
2.50%, 07/01/28 - 01/01/33	6,198	5,844,760
3.50%, 03/01/32 - 06/01/49	29,894	27,175,596
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares U.S. Securitized Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Freddie Mac Mortgage-Backed Securities (continued)
5.00%, 04/01/33 - 04/01/49	$1,221	$ 1,209,725
4.00%, 05/01/33 - 01/01/49	10,193	9,529,213
5.50%, 06/01/35 - 01/01/39	40	41,373
4.50%, 06/01/38 - 01/01/49	4,196	4,032,164
(12-mo. RFUCCT US + 1.70%), 7.09%, 08/01/41(a)	2	1,728
(12-mo. RFUCCT US + 1.85%), 6.96%, 09/01/40(a)	4	3,593
Ginnie Mae Mortgage-Backed Securities
5.50%, 12/15/32 - 02/20/55(b)	106,175	105,635,357
6.00%, 03/15/35 - 02/15/55(b)	76,117	76,837,725
6.50%, 09/15/36 - 01/20/55	46,191	47,114,818
4.50%, 07/15/39 - 02/20/55(b)	99,600	94,482,825
5.00%, 11/15/39 - 02/15/55(b)	120,305	117,059,012
4.00%, 03/15/41 - 02/15/55(b)	90,132	83,471,396
3.50%, 09/20/42 - 02/15/55(b)	132,607	119,635,904
3.00%, 01/20/43 - 02/20/55(b)	172,033	150,268,243
2.50%, 05/20/45 - 02/20/55(b)	237,252	198,419,929
2.00%, 07/20/50 - 02/15/55(b)	232,376	186,180,065
1.50%, 10/20/51	719	543,231
Uniform Mortgage-Backed Securities
4.00%, 10/01/25 - 02/13/55(b)	261,830	243,085,891
3.50%, 02/01/26 - 02/15/55(b)	280,618	252,418,753
3.00%, 01/01/27 - 02/13/55(b)	439,599	382,816,693
2.50%, 09/01/28 - 02/13/55(b)	840,446	700,700,850
7.00%, 02/01/32	7	7,179
6.50%, 07/01/32 - 02/15/55(b)	152,726	157,746,704
5.00%, 11/01/33 - 02/13/55(b)	210,345	203,722,671
6.00%, 03/01/34 - 02/15/55(b)	232,467	235,183,099
2.00%, 12/01/35 - 02/15/55(b)	1,274,040	1,025,451,882
1.50%, 03/01/36 - 11/01/51(b)	124,715	99,147,735
5.50%, 04/01/36 - 02/15/55(b)	266,270	263,968,435
4.50%, 09/01/39 - 02/15/55(b)	174,430	164,858,450
		4,991,040,278
Total U.S. Government Sponsored Agency Securities — 96.4% (Cost: $5,596,317,602)		5,141,956,053
Total Long-Term Investments — 100.9% (Cost: $5,845,584,814)		5,382,112,094

	Shares
Short-Term Securities
Money Market Funds — 11.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.54%(c)(d)	607,336,045	607,639,713
Total Short-Term Securities — 11.4% (Cost: $607,413,871)		607,639,713
Total Investments Before TBA Sale Commitments — 112.3% (Cost: $6,452,998,685)		5,989,751,807

Security	Par (000)	Value
TBA Sale Commitments(b)
Mortgage-Backed Securities — (1.1)%
Ginnie Mae Mortgage-Backed Securities
2.50%, 02/20/55	$(4,375)	$ (3,657,461)
4.00%, 02/15/55	(1,350)	(1,243,055)
4.50%, 02/20/55	(900)	(851,063)
6.00%, 02/15/55	(1,050)	(1,058,859)
Uniform Mortgage-Backed Securities
2.00%, 02/15/40 - 02/15/55	(10,475)	(8,588,802)
2.50%, 02/18/40 - 02/13/55	(18,475)	(15,245,588)
3.00%, 02/13/55	(3,075)	(2,614,786)
3.50%, 02/15/55	(2,675)	(2,366,748)
4.50%, 02/15/55	(9,750)	(9,174,902)
5.00%, 02/13/55	(9,275)	(8,955,839)
5.50%, 02/15/55	(950)	(938,175)
6.00%, 02/15/55	(2,475)	(2,491,816)
6.50%, 02/15/55	(1,200)	(1,230,234)
Total TBA Sale Commitments — (1.1)% (Proceeds: $(58,234,928))		(58,417,328)
Total Investments, Net of TBA Sale Commitments — 111.2% (Cost: $6,394,763,757)		5,931,334,479
Liabilities in Excess of Other Assets — (11.2)%		(595,221,588)
Net Assets — 100.0%		$ 5,336,112,891

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Represents or includes a TBA transaction.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares U.S. Securitized Bond Index Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 423,165,358	$ 184,572,416 (a)	$ —	$ (16,058)	$ (82,003)	$ 607,639,713	607,336,045	$ 7,614,506	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 89,235,117	$ —	$ 89,235,117
Corporate Bonds	—	4,182,078	—	4,182,078
Non-Agency Mortgage-Backed Securities	—	146,738,846	—	146,738,846
U.S. Government Sponsored Agency Securities	—	5,141,956,053	—	5,141,956,053
Short-Term Securities
Money Market Funds	607,639,713	—	—	607,639,713
Liabilities
Investments
TBA Sale Commitments	—	(58,417,328)	—	(58,417,328)
	$607,639,713	$5,323,694,766	$—	$5,931,334,479

Portfolio Abbreviation
BMO	BMO Capital Markets
RFUCCT	Refinitiv USD IBOR Consumer Cash Fallbacks Term
TBA	To-Be-Announced
Schedule of Investments